Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Inventories
Nickel (co-products and by-products)	$ 1,655	$ 1,771
Iron ore and pellets	1,289	1,137
Manganese and ferroalloys	94	240
Fertilizer	370	387
Copper concentrate	85	72
Coal	297	277
Others	47	91
Spare parts and maintenance supplies	1,307	1,276
Inventory net	5,144	5,251
Provision for adjustment to market value for product manganese	$ 9